LOANS AND OTHER FINANCING (Tables)	12 Months Ended
Dec. 31, 2025
LOANS AND OTHER FINANCING
Schedule of composition of loan portfolio

				Total as of
	Assets Before Allowances			December 31,
	Stage 1	Stage 2	Stage 3	2025
Promissory notes	674,377,742	7,957,263	13,338,516	695,673,521
Unsecured corporate loans	382,041,811	18,191,109	29,190,103	429,423,023
Overdrafts	366,036,430	5,538,792	13,501,498	385,076,720
Mortgage loans	358,382,028	7,300,192	5,983,153	371,665,373
Automobile and other secured loans	215,551,019	37,427,997	28,726,436	281,705,452
Personal loans	328,441,991	110,688,266	52,394,303	491,524,560
Credit card loans	284,205,923	58,126,018	31,095,628	373,427,569
Foreign Trade Loans	746,877,760	9,743,300	8,745,221	765,366,281
Other financings	28,636,931	—	—	28,636,931
Other receivables from financial transactions	64,172,649	773,410	17,582	64,963,641
Receivables from financial leases	103,116,413	2,612,325	4,037,487	109,766,225
Subtotal	3,551,840,697	258,358,672	187,029,927	3,997,229,296
Allowances for loan losses	(39,266,691)	(53,410,382)	(139,073,997)	(231,751,070)
Total	3,512,574,006	204,948,290	47,955,930	3,765,478,226

				Total as of
	Assets Before Allowances			December 31,
	Stage 1	Stage 2	Stage 3	2024
Promissory notes	398,989,930	2,981,013	1,343,073	403,314,016
Unsecured corporate loans	398,685,619	6,697,286	6,202,870	411,585,775
Overdrafts	105,324,057	2,886,221	1,625,463	109,835,741
Mortgage loans	338,143,843	11,084,989	1,646,591	350,875,423
Automobile and other secured loans	237,353,240	15,558,661	6,721,393	259,633,294
Personal loans	357,251,201	26,683,595	8,621,232	392,556,028
Credit card loans	345,704,414	15,302,379	5,143,579	366,150,372
Foreign Trade Loans	458,166,457	13,633,001	6,347,375	478,146,833
Other financings	48,350,023	669,452	—	49,019,475
Other receivables from financial transactions	15,129,111	170,047	15,057	15,314,215
Receivables from financial leases	77,839,348	4,920,082	469,939	83,229,369
Subtotal	2,780,937,243	100,586,726	38,136,572	2,919,660,541
Allowances for loan losses	(24,361,041)	(17,081,124)	(23,507,450)	(64,949,615)
Total	2,756,576,202	83,505,602	14,629,122	2,854,710,926

Schedule of eventual responsibility

	12.31.2025	12.31.2024
Other guarantees granted	93,194,011	145,175,554
Responsibilities for foreign trade loans	16,401,455	38,039,563
Documentary loans	11,852,159	20,760,111
Overdrafts	769,429	27,304,943
Total eventual responsability	122,217,054	231,280,171

Schedule of changes in gross carrying amount and corresponding expected credit losses

	Assets Before Allowances				ECL Allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of the year	2,780,937,243	100,586,726	38,136,572	2,919,660,541	24,361,040	17,081,124	23,507,449	64,949,613
Transfers
Stage 1 to 2	(106,623,294)	106,623,294	—	—	(2,785,732)	16,552,880	—	13,767,148
Stage 1 to 3	(25,018,921)	—	25,018,921	—	(532,047)	—	19,713,448	19,181,401
Stage 2 to 3	—	(3,827,487)	3,827,487	—	—	(399,904)	2,233,116	1,833,212
Stage 2 to 1	22,850,799	(22,850,799)	—	—	1,180,339	(2,270,788)	—	(1,090,449)
Stage 3 to 2	—	468,801	—	468,801	—	27,591	(394,870)	(367,279)
Stage 3 to 1	946,033	—	(946,033)	—	5,842	—	(371,689)	(365,847)
Additions	2,547,528,625	—	—	2,547,528,625	26,492,604	—	—	26,492,604
Disposals	(1,260,677,787)	(33,327,172)	(15,665,038)	(1,309,669,997)	(9,417,512)	(7,136,444)	(13,544,944)	(30,098,900)
Interest accrual	119,060,033	144,319,205	214,589,034	477,968,272	6,250,651	33,500,598	166,236,002	205,987,251
Write-Offs	(772,578)	(1,029,534)	(53,556,925)	(55,359,037)	(772,578)	(1,029,534)	(53,556,925)	(55,359,037)
Portfolio sale	—	—	(3,225,437)	(3,225,437)	—	—	(3,225,437)	(3,225,437)
Exchange Differences and Others	165,015,167	4,432,917	1,979,762	171,427,846	268,537	1,110,720	228,061	1,607,318
Result from exposure to changes in the purchasing power of money	(691,404,623)	(37,037,279)	(23,128,416)	(751,570,318)	(5,784,453)	(4,025,861)	(1,750,214)	(11,560,528)
Gross carrying amount at December 31, 2025	3,551,840,697	258,358,672	187,029,927	3,997,229,296	39,266,691	53,410,382	139,073,997	231,751,070

	Assets Before Allowances				ECL Allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of the year	1,301,691,970	95,098,800	35,260,736	1,432,051,506	13,061,187	14,603,897	22,319,761	49,984,845
Transfers
Stage 1 to 2	(4,715,914)	4,715,914	—	—	(153,892)	1,356,152	—	1,202,260
Stage 1 to 3	(10,975,306)	—	10,975,306	—	(37,689)	—	2,061,397	2,023,708
Stage 2 to 3	—	(433,660)	433,660	—	—	(86,456)	493,579	407,123
Stage 2 to 1	10,407,547	(10,407,547)	—	—	475,640	(1,470,523)	—	(994,883)
Stage 3 to 2	—	1,026,433	(1,026,433)	—	—	24,100	(722,072)	(697,972)
Stage 3 to 1	142,062	—	(142,062)	—	2,736	—	(88,922)	(86,186)
Additions	2,206,752,343	—	—	2,206,752,343	17,650,918	—	—	17,650,918
Disposals	(465,931,570)	(19,961,863)	(27,367,429)	(513,260,862)	(2,280,107)	(3,289,187)	(3,622,880)	(9,192,174)
Net changes of financial assets	251,983,070	70,056,552	38,688,319	360,727,941	2,786,021	13,858,484	29,087,541	45,732,046
Write-Offs	(148,838)	(119,390)	(15,948,001)	(16,216,229)	(148,838)	(119,390)	(15,948,001)	(16,216,229)
Portfolio sale	—	—	(1,432,008)	(1,432,008)	—	—	(1,320,673)	(1,320,673)
Exchange Differences and Others	13,590,740	1,650,392	2,046,716	17,287,848	49,836	87,217	859,567	996,620
Result from exposure to changes in the purchasing power of money	(521,858,861)	(41,038,905)	(3,352,232)	(566,249,998)	(7,044,772)	(7,883,170)	(9,611,848)	(24,539,790)
Gross carrying amount at December 31, 2024	2,780,937,243	100,586,726	38,136,572	2,919,660,541	24,361,040	17,081,124	23,507,449	64,949,613

Schedule of financial assets

		Allowances
	Gross	for loans		Fair value of
Credit Impaired loans	exposure	losses	Book value	collateral
Overdrafts	13,501,498	9,464,510	4,036,988	2,591,403
Receivables from financial leases	4,037,487	2,273,621	1,763,866	1,665,601
Promissory Notes	13,338,516	11,551,664	1,786,852	2,427,205
Mortgage loans	5,983,153	1,620,951	4,362,202	9,201,972
Personal loans	52,394,303	42,657,662	9,736,641	—
Automobile and other secured loans	28,726,436	21,619,979	7,106,457	49,074,902
Credit Card Loans	31,095,628	27,265,866	3,829,762	—
Other	37,952,906	22,619,744	15,333,162	13,186,456
Total	187,029,927	139,073,997	47,955,930	78,147,539

Schedule of withdrawal financial assets from its balance sheet

	12.31.2025	12.31.2024
Balance at the beginning of the year	18,524,763	26,040,139
Additions	55,359,037	16,216,229
Disposals	(10,483,307)	(7,158,106)
Cash collection	(5,849,652)	(4,678,178)
Portfolio sales	(1,257,310)	(613,618)
Condonation	(3,376,345)	(1,866,310)
Exchange differences and other movements	(8,458,763)	(16,573,499)
Gross carrying amount	54,941,730	18,524,763